CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	3 Months Ended
Mar. 31, 2024 USD ($)
Cash flows from operating activities
Net loss	$ (3,761)
Adjustments to reconcile net loss to net cash used in operating activities
Stock-based compensation	174
Amortization of debt issuance costs	40
Accretion expense	102
Gain on sale of assets	(666)
Gain on settlement of account payable	(181)
Right of use assets	95
Change in operating assets and liabilities
Accounts receivable	1,536
Accounts payable and accrued liabilities	476
Lease liability	(17)
Short-term promissory notes	692
Other assets and liabilities	46
Net cash used in operating activities	(1,464)
Cash flows from investing activities
Proceeds from sale of assets	2,320
Net cash provided by investing activities	2,320
Cash flows from financing activities
Repayment of debt	(82)
Finance lease principal payments	(408)
Payment of acquisition liability	(113)
Net cash provided by financing activities	(603)
Decrease in cash	253
Cash at beginning of year	123
Cash at end of year	376
Supplemental cash flow information
Interest paid	668
Supplemental non-cash flow information
Convertible debt converted to common shares	$ 334